Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Aug. 13, 2012 Amendment	Sep. 30, 2012 EC and WS Family Trust	Aug. 13, 2012 EC and WS Family Trust Amendment	Sep. 30, 2012 EC and WS Family Trust Additional
Subsequent Event [Line Items]
Promissory note, issued value		$ 5,657,448				$ 132,000
Promissory note, interest rate				3.95%
Warrants, expiration period				5 years
Cancellation of shares provision, deletion of agreement	22,000,000		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.
Additional Loans	$ 2,985,000
Warrants Issued To Purchase Common Stock	2,090,740
Investment Warrants, Exercise Price	$ 3.38